Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from financing activities:
Cash at end of period	$ 1,100,031
Southland Holdings Llc [Member]
Cash flows from operating activities:
Net income	41,530,000	$ 30,152,000	$ 30,424,000
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	47,468,000	39,370,000	35,872,000
Deferred taxes	(271,000)	476,000	(1,607,000)
Gain on sale of assets	(5,168,000)	(2,562,000)	(1,753,000)
Foreign currency remeasurement loss (gain)	136,000	(6,000)
Gain on trading securities, net	(1,145,000)	(2,354,000)	(4,589,000)
(Increase) decrease in accounts receivable	(7,412,000)	15,739,000	6,538,000
Increase in contract assets	(2,116,000)	(58,523,000)	(137,039,000)
Increase in prepaid expenses and other current assets	(765,000)	(10,016,000)	(5,737,000)
Increase (decrease) in ROU assets	5,990,000	(8,443,000)	(13,363,000)
Increase in accounts payable and accrued expenses	26,480,000	(752,000)	75,125,000
Decrease in contract liabilities	(188,654,000)	(59,945,000)	(30,473,000)
Increase (decrease) in lease liabilities	(5,974,000)	8,219,000	13,249,000
Other	(1,509,000)	(1,526,000)	11,230,000
Net cash used in operating activities	(91,410,000)	(50,171,000)	(22,123,000)
Cash flows from investing activities:
Purchase of property and equipment	(18,797,000)	(30,995,000)	(55,438,000)
Proceeds from sale of property and equipment	11,251,000	7,232,000	7,180,000
Loss on investment in limited liability company	248,000		695,000
Purchase of interest in limited liability company		(534,000)
Purchase of trading securities	(391,000)	(743,000)	(8,936,000)
Proceeds from the sale of trading securities	175,000	4,645,000	42,319,000
Purchase of interest of other investments	(150,000)
Receipt of funds from sureties		231,893,000
Acquisitions, net of cash and restricted cash acquired		(5,038,000)
Capital contribution to investees	(835,000)	(10,643,000)
Net cash used in investing activities	(8,499,000)	195,817,000	(14,180,000)
Cash flows from financing activities:
Borrowings on line of credit	67,000,000	57,000,000	75,736,000
Payments on line of credit	(82,000,000)	(77,000,000)	(69,886,000)
Borrowings on notes payable	206,172,000	34,370,000	185,894,000
Payments on notes payable	(153,587,000)	(51,185,000)	(84,022,000)
Payments of deferred financing costs	(260,000)	(45,000)	(700,000)
Advances to related parties	(734,000)	(836,000)	(7,411,000)
Payments from related parties	1,260,000	74,000	113,000
Other		150,000
Payments on capital lease	(4,716,000)	(4,124,000)	(5,515,000)
Capital contributions from noncontrolling members	926,000		1,725,000
Distributions	(2,620,000)	(6,169,000)	(18,239,000)
Preferred stock dividends		(188,000)	(1,593,000)
Net cash provided by financing activities	31,441,000	(47,953,000)	76,102,000
Effect of exchange rate on cash	(686,000)	968,000	(1,765,000)
Net (decrease) increase in cash and cash equivalents and restricted cash	(69,154,000)	98,661,000	38,034,000
Cash at beginning of period	180,396,000	81,735,000	43,701,000
Cash at end of period	111,242,000	180,396,000	81,735,000
Supplemental cash flow information
Cash paid for income taxes	14,093,000	1,851,000	1,184,000
Cash paid for interest	7,519,000	8,580,000	9,485,000
Non-cash investing and financing cash flows:
Lease assets obtained in exchange for new leases	$ 16,051,000	$ 35,333,000	$ 9,958,000